BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                                 INVESTOR CLASS

                         Supplement dated April 26, 2004
                      to Prospectus dated December 31, 2003

REVISIONS RELATING TO THE CHANGE IN INVESTMENT STRATEGY AND PORTFOLIO MANAGER OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND TO ALL INVESTORS EFFECTIVE APRIL 26, 2004.

         THE PARAGRAPH UNDER THE CAPTION "INVESTMENT GOALS" ON PAGE 24 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


               The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500(R) Index over a full market cycle.


         THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" BEGINNING ON PAGE 24 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


               The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION "PRIMARY INVESTMENT STRATEGY" AND IS INSERTED AFTER THE SECOND PARAGRAPH ON PAGE 25 OF THE
PROSPECTUS:

               The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "KEY RISKS" ON PAGE 25 OF THE PROSPECTUS:

          o The Long/Short Equity Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

         THE PARAGRAPH IN THE SECTIONS ENTITLED "RISK/RETURN INFORMATION" AND "AVERAGE ANNUAL TOTAL RETURNS" ON PAGES 27 AND 28, RESPECTIVELY OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


         RISK/RETURN INFORMATION

               The chart below illustrates the long-term performance of the Boston Partners Long/Short Equity Fund's Investor Class. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

1999     (12.97)%
2000      59.86%
2001      24.97%
2002      (0.82)%

     Year-to-date total return for the nine months ended
       September 30, 2003: (4.20)%.

     Best and Worst Quarterly Performance (for the periods reflected in the chart above)

     Best Quarter: 18.26% (quarter ended December 31, 2001)

     Worst Quarter: (11.19)% (quarter ended December 31, 1999)


         AVERAGE ANNUAL TOTAL RETURNS

               The table  below  compares  the Fund's  average  annual
          total returns both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.


                                                                               AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                                                       DECEMBER 31, 2002
                                                                              -------------------------------------
                                                                                1 YEAR        SINCE INCEPTION(1)
                                                                              ------------    ---------------------
     BOSTON PARTNERS LONG/SHORT EQUITY FUND
     Returns Before Taxes                                                       (0.82)%              12.70%
     Returns After Taxes on Distributions                                       (2.09)%              11.74%
     Returns After Taxes on Distributions and Sale of Fund Shares               (0.09)%              10.04%
     S&P 500(R) Index                                                           (22.10)%             (5.31)%
       (reflects no deduction for fees, expenses or taxes) (2)
     Salomon Smith Barney U.S. 1-Month Treasury Bill Index                       1.65%               5.15%
       (reflects no deduction for fees, expenses or taxes) (3)

(1)      Commenced operations on November 17, 1998.

(2) The S&P 500(R) Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The Adviser has elected to change the benchmark index from the Solomon Smith Barney U.S. 1-Month Treasury Bill Index to the S&P 500(R) Index because the S&P 500(R) Index more appropriately reflects the types of securities held in the portfolio and provides the best comparative performance information.

(3) The Salomon Smith Barney U.S. 1-Month Treasury Bill Index is unmanaged and comprises the monthly return equivalents of yield averages which are not marked to market. The 1-Month Treasury Bill Index consists of the last one 1-Month Treasury Bill issue. Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

         THE SUB-PARAGRAPH ENTITLED "BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE CAPTION "PORTFOLIO MANAGERS" IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 32 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:

         BOSTON PARTNERS LONG/SHORT EQUITY FUND

               Robert T. Jones and Edmund D.  Kellogg  are the primary
          portfolio managers for the Fund and Harry Rosenbluth is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by the Adviser and is a member of the Adviser's Equity Strategy Committee. Mr. Jones also oversees the investment activities of the Adviser's $140 million long/short strategy products, which includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of the Adviser. Prior to taking on day to day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as the Adviser's Director of Research. Before joining the Adviser in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over sixteen years of investment experience and is a CFA. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 24 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2003, the Boston Partners Long/Short Equity Fund paid 2.01% (expressed as a percentage of average net assets) to the Adviser for its services.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                               INSTITUTIONAL CLASS

                         Supplement dated April 26, 2004
                      to Prospectus dated December 31, 2003

REVISIONS RELATING TO THE CHANGE IN INVESTMENT STRATEGY AND PORTFOLIO MANAGER OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND TO ALL INVESTORS EFFECTIVE APRIL 26, 2004.

         THE PARAGRAPH UNDER THE CAPTION "INVESTMENT GOALS" ON PAGE 25 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


               The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500(R) Index over a full market cycle.

         THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" BEGINNING ON PAGE 25 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


               The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION "PRIMARY INVESTMENT STRATEGY" AND IS INSERTED AFTER THE SECOND PARAGRAPH ON PAGE 26 OF THE
PROSPECTUS:

               The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "KEY RISKS" ON PAGE 26 OF THE PROSPECTUS:

          o The Long/Short Equity Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

         THE PARAGRAPH IN THE SECTIONS ENTITLED "RISK/RETURN INFORMATION" AND "AVERAGE ANNUAL TOTAL RETURNS" ON PAGES 28 AND 29, RESPECTIVELY OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


         RISK/RETURN INFORMATION

               The chart below  illustrates the long-term  performance
          of the Boston Partners Long/Short Equity Fund's Institutional Class. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

1999     (12.81)%
2000      60.20%
2001      25.24%
2002      (0.51)%

     Year-to-date total return for the nine months ended
       September 30, 2003: (4.06)%.

     Best and Worst Quarterly Performance (for the periods reflected in the chart above)

     Best Quarter: 18.36% (quarter ended December 31, 2000)

     Worst Quarter: (10.93)% (quarter ended December 31, 1999)


         AVERAGE ANNUAL TOTAL RETURNS

               The table  below  compares  the Fund's  average  annual
          total returns both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.


                                                                               AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                                                       DECEMBER 31, 2002
                                                                              -------------------------------------
                                                                                1 YEAR        SINCE INCEPTION (1)
                                                                              ------------    ---------------------
     BOSTON PARTNERS LONG/SHORT EQUITY FUND
     Returns Before Taxes                                                       (0.51)%              12.92%
     Returns After Taxes on Distributions                                       (1.77)%              11.92%
     Returns After Taxes on Distributions and Sale of Fund Shares               (0.17)%              10.21%
     S&P 500(R) Index (2)                                                       (22.10)%             (5.31)%
     Salomon Smith Barney U.S. 1-Month Treasury Bill Index                       1.65%               5.15%
       (reflects no deduction for fees, expenses or taxes) (3)

(1)      Commenced operations on November 17, 1998.

(2) The S&P 500(R) Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The Adviser has elected to change the benchmark index from the Solomon Smith Barney U.S. 1-Month Treasury Bill Index to the S&P 500(R) Index because the S&P 500(R) Index more appropriately reflects the types of securities held in the portfolio and provides the best comparative performance information.

(3) The Salomon Smith Barney U.S. 1-Month Treasury Bill Index is unmanaged and comprises the monthly return equivalents of yield averages which are not marked to market. The 1-Month Treasury Bill Index consists of the last one 1-Month Treasury Bill issue. Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

         THE SUB-PARAGRAPH ENTITLED "BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE CAPTION "PORTFOLIO MANAGERS" IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 33 OF THE PROSPECTUS, IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:



         BOSTON PARTNERS LONG/SHORT EQUITY FUND

               Robert T. Jones and Edmund D.  Kellogg  are the primary
          portfolio managers for the Fund and Harry Rosenbluth is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by the Adviser and is a member of the Adviser's Equity Strategy Committee. Mr. Jones also oversees the investment activities of the Adviser's $140 million long/short strategy products, which includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of the Adviser. Prior to taking on day to day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as the Adviser's Director of Research. Before joining the Adviser in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over sixteen years of investment experience and is a CFA. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 24 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2003, the Boston Partners Long/Short Equity Fund paid 2.01% (expressed as a percentage of average net assets) to the Adviser for its services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS


                       INSTITUTIONAL AND INVESTOR CLASSES

                         Supplement dated April 26, 2004
         to Statement of Additional Information dated December 31, 2003


         THE SIXTH PARAGRAPH UNDER THE CAPTION "INVESTMENT INSTRUMENTS AND POLICIES" ON PAGE 2 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING LANGUAGE:

               THE LONG/SHORT EQUITY FUND seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500(R) Index.

         THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "INVESTMENT INSTRUMENTS AND POLICIES" ON PAGES 2 TO 17 OF THE SAI:

               HIGH YIELD DEBT INSTRUMENTS. The Long/Short Equity Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. The Fund will invest in High Yield Debt instruments when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

               REAL ESTATE INVESTMENT TRUST SECURITIES. The Funds may invest in real estate investment trusts ("REITs"). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

               Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

               The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT's return may be adversely affected when interest rates are high or rising.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.